Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Summary of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at September 30, 2022 were as follows:

Total
Year Ended December 31,
2022	$70,367
2023	205,987
2024	63,835
Thereafter	-
340,189
Less: Imputed interest	(10,795)
Operating lease liabilities	329,394

Operating lease liability - current	229,652
Operating lease liability - non-current	$99,742

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2021 were as follows:

Total
Year Ended December 31,
2022	$280,090
2023	205,987
2024	63,835
Thereafter	-
549,912
Less: Imputed interest	(25,770)
Operating lease liabilities	524,142

Operating lease liability - current	261,674
Operating lease liability - non-current	$262,468

Summary of Other Supplemental Information

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2022:

Weighted average discount rate	4.83%
Weighted average remaining lease term (years)	1.40

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2021:

Weighted average discount rate	4.64%
Weighted average remaining lease term (years)	2.06

Summary of Future Minimum Lease Payments Under Finance Lease Obligations

At December 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total
2022	$56,638
2023	50,682
2024	15,732
2025	15,732
2026	22,286
Thereafter	-
161,070
Less: Imputed interest	(13,051)
Finance lease liabilities	148,019

Finance lease liability	50,927
Finance lease liability - non-current	$97,092

Schedule of Finance Lease Assets in Property and Equipment

As of December 31, 2021 and 2020, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2021	2020
Machinery	$585,563	$888,783
Accumulated depreciation	(455,899)	(544,860)
Finance lease assets, net of accumulated depreciation	$129,664	$343,923